LONG-TERM DEBT AND CREDIT FACILITIES - Senior notes (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 06, 2017	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Debt securities	$ 500.0
Principal amount		$ 1,746.3
Debt repayments		80.0	$ 500.0
Senior notes
Long-term debt
Principal amount		$ 1,750.0	$ 1,750.0
Redemption price (as a percent)		100.00%
Redeem of the principal amount (as a percent)		100.00%
Prior to maturity upon certain fundamental changes		101.00%
Senior notes | Minimum
Long-term debt
Premium add to the redemption price (as a percent)		40.00%
Senior notes | Maximum
Long-term debt
Premium add to the redemption price (as a percent)		50.00%
4.50% senior notes
Long-term debt
Debt securities	500.0
Interest Rates (as a percent)		4.50%	4.50%
Proceeds from debt net of issuance costs	$ 494.7
Principal amount		$ 500.0	$ 500.0
Redeemable period, before maturity date		3 months
5.125% senior notes
Long-term debt
Interest Rates (as a percent)		5.125%	5.125%
Principal amount		$ 500.0	$ 500.0
Redeemable period, before maturity date		3 months
5.950% senior notes
Long-term debt
Interest Rates (as a percent)		5.95%	5.95%
Principal amount		$ 500.0	$ 500.0
Redeemable period, before maturity date		3 months
6.875% senior notes
Long-term debt
Interest Rates (as a percent)		6.875%	6.875%
Principal amount		$ 250.0	$ 250.0
Redeemable period, before maturity date		6 months